FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on a Recurring Basis

In accordance with the fair value hierarchy described above, the following tables show the fair value of the Company’s financial assets and liabilities that are required to be measured at fair value on a recurring basis as of June 30, 2020 and December 31, 2019 (in thousands):

	Balance as of June 30, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:

CMBS	$16,103	$—	$14,367	$1,736

Financial liabilities:
Interest rate swaps	$(11,200)	$—	$(11,200)	$—

Total financial liabilities	$(11,200)	$—	$(11,200)	$—

	Balance as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Interest rate swaps	$261	$—	$261	$—

Total financial assets	$261	$—	$261	$—

Financial liability:
Interest rate swap	$(4,181)	$—	$(4,181)	$—

Total financial liability	$(4,181)	$—	$(4,181)	$—

In accordance with the fair value hierarchy described above, the following tables show the fair value of the Company’s financial assets and liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2019 and 2018 (in thousands):

	Balance as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Interest rate swaps	261	—	261	—

Total financial assets	$261	$—	$261	$—

Financial liability:
Interest rate swap	$(4,181)	$—	$(4,181)	$—

Total financial liability	$(4,181)	$—	$(4,181)	$—

	Balance as of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Interest rate swaps	$10,993	$—	$10,993	$—

Total financial assets	$10,993	$—	$10,993	$—

Summary of Impairment Charges by Asset Class

The following table presents the impairment charges by asset class recorded during the six months ended June 30, 2020 and 2019 (in thousands):

	Six Months Ended
	June 30, 2020	June 30, 2019
Asset class impaired:
Land	$3,541	$5,180
Buildings, fixtures and improvements	11,315	27,034
Intangible lease assets	696	1,044
Intangible lease liabilities	(45)	(103)

Total impairment loss	$15,507	$33,155

The following table presents the impairment charges by asset class recorded during the years ended December 31, 2019, 2018 and 2017 (in thousands):

	Year Ended December 31,
	2019	2018	2017
Asset class impaired:
Land	$12,648	$6,436	$725
Buildings, fixtures and improvements	56,572	25,299	1,734
Intangible lease assets	4,056	1,385	396
Intangible lease liabilities	(337)	(145)	—

Total impairment loss	$72,939	$32,975	$2,855

Reconciliation of the Changes in Liabilities With Level 3 Inputs

The following are reconciliations of the changes in financial assets with Level 3 inputs in the fair value hierarchy for the six months ended June 30, 2020 (in thousands):

CMBS
Beginning Balance, January 1, 2020	$—
Total gains and losses:
Unrealized gain included in other comprehensive income, net	—
Purchases and payments received:
Purchases	1,394
Premiums (discounts), net	345
Principal payments received	(3)

Ending Balance, June 30, 2020	$1,736